Accounting Policies - Useful life of property and equipment (Details)	12 Months Ended
Oct. 31, 2022
Office equipment and computers | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	3 years
Office equipment and computers | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	25 years
Production equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	7 years